PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 26, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure of detailed information about property, plant and equipment
The following table summarises the movement in net book value for property, plant and equipment during the six months ended 26 June 2020:

Total
€ million
Net book value as at 31 December 2019	4,205
Additions	197
Disposals	(14)
Depreciation expense	(303)
Currency translation adjustments	(55)
Net book value as at 26 June 2020[1]	4,030